Share-based compensation - Schedule of Valuation Inputs (Details)				12 Months Ended
	Apr. 28, 2021 employee SFr / shares	Feb. 28, 2021 yr SFr / shares	Jan. 10, 2021 yr SFr / shares	Dec. 31, 2021	Mar. 31, 2021 yr SFr / shares	Mar. 31, 2020 yr SFr / shares
OEPP 2018 | Phantom shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on the measurement date (CHF) (in CHF per share)						SFr 7.10
Expected life of the award on the grant date (years) | yr						3.1
Contractual life remaining (years)						1 year 3 months 18 days
Exercise price (CHF) (in CHF per share)						SFr 0
Expected dividend yield (%)						0.00%
Risk-free interest rate (%)						(68.00%)
Expected volatility of the share price (%)						3872.00%
Option value (CHF) (in CHF per share)						SFr 7.09
LTPP 2018 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life remaining (years)						7 years 3 months 18 days
LTPP 2018 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life remaining (years)						8 years 3 months 18 days
LTPP 2018 | Phantom shares and share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on the measurement date (CHF) (in CHF per share)						SFr 7.10
Expected life of the award on the grant date (years) | yr						10.0
Exercise price (CHF) (in CHF per share)						SFr 0.10
Expected dividend yield (%)						0.00%
Risk-free interest rate (%)						(38.00%)
Expected volatility of the share price (%)						3703.00%
Option value (CHF) (in CHF per share)						SFr 7.09
LTIP 2018 | Non-US
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on the measurement date (CHF) (in CHF per share)					SFr 7.30	SFr 7.11
Contractual life remaining (years)					4 years 2 months 12 days	3 years 2 months 12 days
Expected life of the award on the grant date (years) | yr					5.0	5.0
Exercise price (CHF) (in CHF per share)					SFr 0.10	SFr 0
Expected dividend yield (%)					0.00%	0.00%
Risk-free interest rate (%)					(60.00%)	(80.00%)
Expected volatility of the share price (%)					40.73%	37.61%
Weighted Average Fair Value Price At Measurement Date, Share Options Granted					SFr 7.29	SFr 7.10
LTIP 2018 | US
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on the measurement date (CHF) (in CHF per share)					SFr 7.30	SFr 7.11
Contractual life remaining (years)					4 years 2 months 12 days	3 years 2 months 12 days
Expected life of the award on the grant date (years) | yr					5.0	5.0
Exercise price (CHF) (in CHF per share)					SFr 7.30	SFr 3.65
Expected dividend yield (%)					0.00%	0.00%
Risk-free interest rate (%)					(60.00%)	(80.00%)
Expected volatility of the share price (%)					40.73%	37.61%
Weighted Average Fair Value Price At Measurement Date, Share Options Granted					SFr 2.49	SFr 3.47
SLIA 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on the measurement date (CHF) (in CHF per share)	SFr 7.11
Exercise price (CHF) (in CHF per share)	SFr 0.10
Expected dividend yield (%)	0.00%
Weighted Average Fair Value Price At Measurement Date, Share Options Granted					SFr 7.10
SLIA 2019 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of the award on the grant date (years) | employee	4.7
Contractual life remaining (years)				3 years
Risk-free interest rate (%)	(0.67%)
Expected volatility of the share price (%)	34.00%
SLIA 2019 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of the award on the grant date (years) | employee	5.7
Contractual life remaining (years)				4 years
Risk-free interest rate (%)	(0.65%)
Expected volatility of the share price (%)	34.60%
LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on the measurement date (CHF) (in CHF per share)			SFr 28.33
Expected life of the award on the grant date (years) | yr			0.2
Contractual life remaining (years)			0 years
Exercise price (CHF) (in CHF per share)			SFr 0
Expected dividend yield (%)			0.00%
Risk-free interest rate (%)			4.00%
Expected volatility of the share price (%)			31.00%
Option value (CHF) (in CHF per share)			SFr 28.33
LTIP 2020 | Class A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on the measurement date (CHF) (in CHF per share)		SFr 7.30	SFr 28.33
Contractual life remaining (years)		6 years 2 months 12 days	0 years
Expected life of the award on the grant date (years) | yr		7.0	0.2
Expected dividend yield (%)		0.00%	0.00%
Risk-free interest rate (%)		(41.00%)	4.00%
Expected volatility of the share price (%)		40.51%	31.00%
LTIP 2020 | Class A | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (CHF) (in CHF per share)		SFr 7.11	SFr 7.18
Weighted Average Fair Value Price At Measurement Date, Share Options Granted		2.92	16.85
LTIP 2020 | Class A | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (CHF) (in CHF per share)		7.30	1.48
Weighted Average Fair Value Price At Measurement Date, Share Options Granted		SFr 2.97	21.15
LTIP 2020 | Class B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on the measurement date (CHF) (in CHF per share)			SFr 2.83
Contractual life remaining (years)			0 years
Expected life of the award on the grant date (years) | yr			0.2
Exercise price (CHF) (in CHF per share)			SFr 0.71
Expected dividend yield (%)			0.00%
Risk-free interest rate (%)			4.00%
Expected volatility of the share price (%)			31.00%
Weighted Average Fair Value Price At Measurement Date, Share Options Granted			SFr 2.12
Founders Plan 2021 | Class A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on the measurement date (CHF) (in CHF per share)			SFr 28.33
Expected life of the award on the grant date (years) | yr			0.2
Contractual life remaining (years)			0 years
Exercise price (CHF) (in CHF per share)			SFr 0
Expected dividend yield (%)			0.00%
Risk-free interest rate (%)			4.00%
Expected volatility of the share price (%)			3100.00%
Option value (CHF) (in CHF per share)			SFr 28.33